Note 5 - Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
	December 31, 2010	December 31, 2011	December 31, 2012
Management Fees –Related Parties
Central Mare Inc (Note 5)	1,666	5,575	2,345
TMS Tankers *	138	-	-
International Shipmanagement Inc	-	155	-
Total	1,804	5,730	2,345
Management Fees –Third Parties
ST Shipping and Transport Pte. Limited	9	10	-
TMS Tankers	-	384	-
Heidmar Inc	-	45	-
Interorient	11	-	-
V. Ships Management limited	99	-	-
Total	119	439	-

Central Mare [Member]
Schedule of Related Party Transactions [Table Text Block]
	Year Ended December 31,
	2011	2012
Management Fees	$5,575	$2,345	Management fees related party - Statement of comprehensive income/ (loss)
Executive officers and other personnel expenses	$5,405	$2,349	General and administrative expenses - Statement of comprehensive income/ (loss)
Superintendent Fees	$184	$29	Vessel operating expenses - Statement of comprehensive income/ (loss)
Superintendent Fees	$39	-	Dry-docking costs - Statement of comprehensive income/ (loss)
Commission for sale of vessels	$1,216	-
Commission on charter hire agreements	$672	$275	Voyage expenses - Statement of comprehensive income/ (loss)
Total	$13,901	$4,998